Simplify Interest Rate Hedge ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 56.1%
U.S. Treasury Bill, 5.38%, 4/2/2024(a) ......................................... $ 2,700,000 $ 2,699,609
U.S. Treasury Bill, 5.37%, 4/11/2024(a) ........................................ 4,800,000 4,793,021
U.S. Treasury Bill, 5.37%, 4/16/2024(a) ........................................ 38,000,000 37,916,646
U.S. Treasury Bill, 5.34%, 6/25/2024(a) ........................................ 28,300,000 27,954,766
Total U.S. Treasury Bills (Cost $73,361,691) ........................................ 73,364,042
U.S. Government Obligations – 35.3%
U.S. Treasury Note, 0.25%, 9/30/2025(b)
(Cost $46,085,153) ...................................................... $ 49,375,000 46,155,017
Notional Amount
Purchased Swaptions – 7.8%
Puts – Over the Counter – 7.8%
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Bank of
America NA) ................................................... 180,000,000 2,522,013
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Barclays
Bank PLC)(c) ................................................... 230,000,000 1,611,770
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman
Sachs International) ............................................. 150,000,000 2,053,464
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman
Sachs International) ............................................. 360,000,000 524,846
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: J&P Morgan
Chase & Co.) ................................................... 120,000,000 (986,534)
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Morgan
Stanley Capital Services LLC)(c) ................................... 730,000,000 4,449,161
10,174,720
Total Purchased Swaptions (Cost $0) ................................................ 10,174,720
Total Investments – 99.2%
(Cost $119,446,844) ........................................................... $ 129,693,779
Other Assets in Excess of Liabilities – 0.8% ........................................... 1,000,579
Net Assets – 100.0% ............................................................ $ 130,694,358
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $5,139,277 have been pledged as collateral for purchased swaptions as of March 31,
2024.
(c) U.S. Treasury Note with a market value of $6,632,117 has been pledged as collateral by the broker for purchased swaptions as of
March 31, 2024.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
At March 31, 2024, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11%
1 Day
SOFR/5.09% Annual/Annual
Morgan Stanley
Capital Services
LLC May 15, 2048 10,000 $1,805 $0 $1,805
(1) The Fund pays the fixed rate and receives the floating rate.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 56.1%
U.S. Government Obligations ....................................................................... 35.3%
Purchased Swaptions ............................................................................. 7.8%
Total Investments ................................................................................ 99.2%
Other Assets in Excess of Liabilities .................................................................. 0.8%
Net Assets ..................................................................................... 100.0%
Abbreviations:
SOFR : Secured Overnight Financing Rate